Financing Receivables (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivables
Ending Balance	$ 22,332	$ 23,537
Collectively evaluated for impairment	21,812	23,219
Individually evaluated for impairment	511	318
Allowance for Credit Losses
Allowance for credit losses, beginning balance	365	318
Write-offs	(24)	(33)
Provision	243	84
Other	(23)	(5)
Allowance for credit losses, ending balance	561	365
Collectively evaluated for impairment	81	93
Individually evaluated for impairment	480	272
Major Markets
Financing Receivables
Ending Balance	15,751	17,325
Collectively evaluated for impairment	15,665	17,206
Individually evaluated for impairment	86	119
Allowance for Credit Losses
Allowance for credit losses, beginning balance	137	180
Write-offs	(18)	(23)
Provision	3	(21)
Other	(12)	1
Allowance for credit losses, ending balance	111	137
Collectively evaluated for impairment	42	45
Individually evaluated for impairment	69	93
Growth Markets
Financing Receivables
Ending Balance	6,581	6,212
Collectively evaluated for impairment	6,156	6,013
Individually evaluated for impairment	425	199
Allowance for Credit Losses
Allowance for credit losses, beginning balance	228	138
Write-offs	(6)	(10)
Provision	240	105
Other	(11)	(6)
Allowance for credit losses, ending balance	450	228
Collectively evaluated for impairment	39	48
Individually evaluated for impairment	411	179
Lease receivables
Financing Receivables
Ending Balance	7,645	8,996
Allowance for Credit Losses
Allowance for credit losses, beginning balance			114
Allowance for credit losses, ending balance	165	123	114
Lease receivables | Major Markets
Financing Receivables
Ending Balance	5,702	6,796
Allowance for Credit Losses
Allowance for credit losses, beginning balance			59
Allowance for credit losses, ending balance	32	42	59
Lease receivables | Growth Markets
Financing Receivables
Ending Balance	1,943	2,200
Allowance for Credit Losses
Allowance for credit losses, beginning balance			55
Allowance for credit losses, ending balance	133	80	55
Loan receivables
Financing Receivables
Ending Balance	14,687	14,542
Allowance for Credit Losses
Allowance for credit losses, beginning balance			204
Allowance for credit losses, ending balance	396	242	204
Loan receivables | Major Markets
Financing Receivables
Ending Balance	10,049	10,529
Allowance for Credit Losses
Allowance for credit losses, beginning balance			121
Allowance for credit losses, ending balance	79	95	121
Loan receivables | Growth Markets
Financing Receivables
Ending Balance	4,639	4,012
Allowance for Credit Losses
Allowance for credit losses, beginning balance			84
Allowance for credit losses, ending balance	$ 317	$ 147	$ 84